Fair Value Measurement of Financial Instruments - Analysis of Fair Value Measurement of Financial Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of fair value measurement of assets [line items]
Fair value gains recognized in profit or loss	¥ 4,442	¥ 2,999	¥ 1,291
Current portion	76,425
Non-current portion	587
As restated [member]
Disclosure of fair value measurement of assets [line items]
Current portion				¥ 65,630
Non-current portion				¥ 44
Equity investments [member] | Previously stated [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	44
Equity investments [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	(44)
Wealth management products [member] | Previously stated [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	65,630
Wealth management products [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	(65,630)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Addition	711
Fair value gains recognized in other comprehensive income, before tax	(168)
Ending balance	587
Non-current portion	587
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	44
Financial assets at fair value through other comprehensive income, category [member] | As restated [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion	44
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Addition	116,941
Maturity	(110,087)
Fair value gains recognized in profit or loss	4,442
Ending balance	76,926
Current portion	(76,425)
Non-current portion	501
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	65,630
Financial assets at fair value through profit or loss, category [member] | As restated [member]
Disclosure of fair value measurement of assets [line items]
Current portion	¥ 65,630